Consolidated Statement of Cash Flows (USD $)	0 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Cash flows from operating activities
Net loss	$ (89)	$ (54,909)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense		315
Changes in operating assets and liabilities:
Accounts receivable		(48,000)
Accounts payable and accrued liabilities	89	55,832
Accounts payable and accrued liabilities-related party		18,000
Net cash used in operating activities	0	(28,762)
Cash flows from investing activities
Cash paid for purchases of property and equipment		(3,555)
Net cash used in investing activities		(3,555)
Cash flows from financing activities
Proceeds from issuance of stock		150,000
Net cash provided by financing activities		150,000
Effect of exchange rate changes on cash and cash equivalents		(2,267)
Net increase in cash		115,416
Cash and cash equivalents - beginning of period	0	0
Cash and cash equivalents - end of period	0	115,416
Supplementary cash flows information:
Interest paid	0	0
Income taxes paid	$ 0	$ 0